Note 18 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Salaries and other short term employee benefits(1)	$ 2,457	$ 1,941
Share-based payments (Note 13)	1,774	2,219
Key management personnel compensation	$ 4,231	$ 4,160